Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of operations - $ / shares	3 Months Ended			6 Months Ended			9 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding, Common Stock subject to possible redemption	12,066,613	12,133,696	12,353,237	12,099,969	12,356,037	12,128,362	12,353,612	12,345,490
Basic and diluted net income per share, Common Stock subject to possible redemption		$ (0.02)	$ 0.04		$ 0.04	$ 0.01	$ 0.05	$ 0.05
Weighted average shares outstanding, Common Stock	4,305,327	4,238,244	4,018,703	4,271,971	4,015,904	3,394,029	4,018,328	4,026,450
Basic and diluted net loss per share, Common Stock	$ (0.1)	$ (0.15)	$ (0.04)	$ (0.31)	$ (0.06)	$ 0.33	$ (0.14)	$ (0.6)
Adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding, Common Stock subject to possible redemption	934,939	867,856	(648,315)	(901,583)	645,515	(7,617,397)	647,940	656,062
Basic and diluted net income per share, Common Stock subject to possible redemption	$ (0.03)	$ (0.03)	$ (0.02)	$ (0.08)	$ (0.02)	$ 0.16	$ (0.05)	$ (0.16)
Weighted average shares outstanding, Common Stock	(934,939)	(867,856)	(648,315)	(901,583)	(645,516)	(246,439)	(647,940)	(656,026)
Basic and diluted net loss per share, Common Stock	$ 0.07	$ 0.1	$ 0.06	$ 0.23	$ 0.08	$ (0.16)	$ 0.14	$ 0.49
As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding, Common Stock subject to possible redemption	13,001,552	13,001,552	13,001,552	13,001,552	13,001,552	4,510,965	13,001,552	13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$ (0.03)	$ (0.05)	$ 0.02	$ (0.08)	$ 0.02	$ 0.17		$ (0.11)
Weighted average shares outstanding, Common Stock	3,370,388	3,370,388	3,370,388	3,370,388	3,370,388	3,147,590	3,370,388	3,370,388
Basic and diluted net loss per share, Common Stock	$ (0.03)	$ (0.05)	$ 0.02	$ (0.08)	$ 0.02	$ 0.17		$ (0.11)